Warrant Liability	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant Liability

13. WARRANT LIABILITY

In May 2015, the Company closed an equity offering and issued 2,102,484 ordinary shares to certain institutional investors at a price of $6.44 per share. At the same time, the Company also issued Series A and Series B warrants to purchase an aggregate of 1,576,863 ordinary shares to the same investors under the equity offering.

The following table outlines the number of warrants outstanding and exercisable as of June 30, 2018 and December 31, 2017, respectively:

	June 30, 2018	December 31, 2017
	Number of	Number of
Warrants	Warrants	Warrants	Exercise	Expiration
Outstanding	Outstanding	Outstanding	Price	Date
Series A	-	525,621	$7.73	05/27/2018

Series A warrants

Series A warrants were issued to purchase an aggregate of 525,621 ordinary shares at an exercise price of $7.73 per share. The Series A warrants have a term of three years and are exercisable by the holders at any time after the date of issuance before the expiration date. A holder of the Series A warrants has the right to exercise warrants on a cashless basis, if a registration statement or prospectus is not available for the issuance of the ordinary shares upon exercise of the warrants. The Series A warrants are classified as liability with fair value of $0 at December 31, 2017. And Series A warrants remained outstanding as of December 31, 2017 and expired without exercise as of June 30, 2018.

The Company recognizes the warrants liability at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) and a Monte-Carlo simulation to develop its assumptions for determining the fair value of the warrants A and B, respectively. Changes in the fair value of the derivative warrant liabilities and key assumptions at the issue date and each reporting date are as follows:

	Series A
	Warrants	Total
Balance at January 1, 2017	$3,719	$3,719
Adjustment resulting from the change in the fair value for the reporting period	(3,719)	(3,719)

Balance at December 31, 2017	$-	$-